May 5, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Pruco Life Single Premium Variable Life Account
     Registration No. 2-99260

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company, on behalf of The Pruco Life Single Premium Variable Life Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                          Respectfully submitted,



                                               /s/ CLIFFORD E. KIRSCH
                                              ---------------------------------
                                              Clifford E. Kirsch, Esq.
                                              Chief Legal Officer and Secretary
                                              Pruco Life Insurance Company